Income tax (Tables)	12 Months Ended
Dec. 31, 2023
Major components of tax expense (income) [abstract]
Major Components of Income Tax (Expense) Benefit

The major components of income tax (expense)/benefit for the year ended December 31, 2023, 2022 and 2021 are as follows:

	2023	2022	2021
Current tax:
Current income tax (expense)/benefit	(10,892)	(3,250)	1,887
Adjustments in respect of income tax of previous years	(2,282)	1,724	(120)
	(13,174)	(1,526)	1,767
Deferred tax:
Relating to origination and reversal of temporary differences	4,279	6,353	888
	4,279	6,353	888
Income tax (expense)/benefit reported in the consolidated statement of operations	(8,895)	4,827	2,655

Summary of Reconciliation of Tax (Expense) Benefit and Accounting Loss

Reconciliation of tax (expense)/benefit and the accounting loss multiplied by Sweden’s corporate tax rate:

	2023	2022	2021
Accounting loss before tax	(408,165)	(397,394)	(215,048)
At Sweden’s corporate income tax rate of 20,6%	84,082	81,863	44,300
Effect of tax rates in foreign jurisdictions	3,028	(803)	(835)
Non-taxable income	170	7	26
Non-deductible costs	(4,352)	(8,978)	(2,738)
Adjustments in respect of income tax of previous years	(2,282)	1,724	(120)
Change in unrecognized deferred taxes	(89,262)	(69,219)	(38,915)
Tax effect of changes in tax rates	(304)	112	(13)
Other	25	121	950
Income tax expense/(benefit)	(8,895)	4,827	2,655

Summary of Deferred Tax

Deferred tax relates to the following:

	2023	2022
Property, plant and equipment	(3,759)	(11,287)
Lease right-of-use asset	(9,899)	(29,474)
Lease liability	9,470	30,750
Inventory	2,900	4,103
Loss allowances for financial assets	203	289
Accrued interest	234	1,798
Accrued expenses	5,098	1,438
Tax losses carried forward	497	4,533
Deferred tax credit	1,296	766
Share based compensation	503	319
Other	3,660	2,625
Net deferred tax assets	10,203	5,860
Reflected in the consolidated statement of financial position as follows:
Deferred tax assets	10,203	5,860

Summary of Reconciliation of Net Deferred Tax

A reconciliation of net deferred tax is shown in the table below:

	2023	2022
Balance at January 1	5,860	(384)
Movement recognized in the consolidated statement of operations	4,279	6,353
Exchange differences	64	(109)
Balance at December 31	10,203	5,860

Summary of Deferred Tax Assets Not Been Recognized

Deferred tax assets have not been recognized in respect of the following items:

	2023	2022
Property, plant and equipment(1)	31,138	—
Provisions(2)	6,152	—
Lease liabilities	11,951	2,162
Tax losses carried forward	194,417	112,970
Net interest expense carried forward	12,196	2,061
Total unrecognized deferred tax assets	255,854	117,193

(1)
Relates to impairment charges due to the decision to discontinue the construction of the new production facility in Peterborough, UK. Refer to Note 15 Property, plant and equipment for further details.
(2)
Relates to provisions due to the decision to discontinue the construction of the new production facility in Peterborough, UK. Refer to Note 26 Provisions for further details.

Summary of Tax Loss Carryforwards	Tax loss carry-forwards as of December 31, 2023 were expected to expire as follows:

Expected expiry	Less than 5 years	Unlimited	Total
Tax loss carry-forwards	4,655	942,816	947,471